Label	Element	Value
Cash equivalents	ifrs-full_CashEquivalents	$ 4,455,000
Cash equivalents	ifrs-full_CashEquivalents	103,020,000
Cash	ifrs-full_Cash	78,029,000
Cash	ifrs-full_Cash	$ 80,054,000